UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 1999

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one):   [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Apollo Advisors, L.P.
Address:  Two Manhattanville Road
          Purchase, New York  10577

Form 13F File No.:  28-4216

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:     Apollo Capital Management, Inc.
Title:    General Partner of Reporting Manager
Name:     Michael D. Weiner, Esq.
Title:    Vice Pres., Apollo Capital Management, Inc.
Phone:    310-201-4122
Signature, Place, and Date of Signing:

    By:  Apollo Capital Management, Inc.   Los Angeles, CA   February 14, 2000
    By:  Michael D. Weiner, Vice President Los Angeles, CA   February 14, 2000


Report Type (Check only one):

[ X]       13F HOLDINGS REPORT.

[  ]       13F NOTICE.

[  ]       13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES ACT OF 1934.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           4

Form 13F Information Table Entry Total:      26

Form 13F Information Table Value Total (x$1000):  $636,141

List of Other Included Managers:

 No.  13F File Number     Name

 01   28-4194             Apollo Investment Fund, L.P.
 02   28-4214             Lion Advisors, L.P.
 03   [pending]           Apollo Real Estate Advisors II, L.P.
 04   [pending]           Apollo Real Estate Investment Fund II, L.P.

* Fair market value is based on the closing prices of the securities, as of December 31, 1999 reported for composite transactions in New York Stock Exchange- and American Stock Exchange-listed securities and transac-tions in the Nasdaq National Market, and closing quotations for Nasdaq Small-Cap issuers.

** The Reporting Manager does not have formal investment discretion with respect to the securities in the indicated rows, but may be deemed to be part of a group exercising such investment discretion. Such group, if any, would include the manager identified in the column captioned "Other Managers" relating to a given issuer. The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any Other Included Manager exercises investment discretion or is a member of such a group with respect to such securities.

          The filing of this report shall not be deemed an admission, for purposes of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Ex-change Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Reporting Manager or any other person (including Other Included Managers named herein) is the beneficial owner of any securities.

                                                                FORM 13F INFORMATION TABLE
                                               CUSIP     Value   Shares/  Sh/ Put/ Invstmt Other   Voting    Authority
    Name of Issuer            Title of Class   Number   (x$1000) Prn Amt  Prn Call Dscretn Manager Sole      Shrd None

Allied Waste Industries Inc.  Com Par $.01 New 019589308  150866 17119579 Sh       Defined **      17119579   0   0
Apartment Invt & Mgmt Co      Cl A             03748R101     813    20413 Sh       Defined **         20413   0   0
CB Richard Ellis Svcs Inc     Com              12489L108    3663   295975 Sh       Defined **        295975   0   0
CB Richard Ellis Svcs Inc     Com              12489L108    2684   216864 Sh       Defined 3,4,**    216864   0   0
Central Pkg Corp              Com              154785109   64423  3346627 Sh       Defined 3,4,**   3346627   0   0
Converse Inc Del              Com              212540108    7719  5614054 Sh       Defined 2,**     5614054   0   0
Converse Inc Del              Com              212540108    7722  5616301 Sh       Defined 1        5616301   0   0
DecisionOne Hldgs Corp        Com              243458106     405   810117 Sh       Defined **        810117   0   0
First Industrial Realty Trust Com              32054K103    1178    42921 Sh       Defined 3,4,**     42921   0   0
First Un RE Eq & Mtg Invsts   Sh Ben Int       337400105   14204  2990372 Sh       Defined 3,4,**   2990372   0   0
Florsheim Shoe Co             Com              343302105    7895  2807018 Sh       Defined 2,**     2807018   0   0
Florsheim Shoe Co             Com              343302105    7898  2808142 Sh       Defined 1        2808142   0   0
Foamex Intl Inc               Com              344123104   10536  1267536 Sh       Defined          1267536   0   0
Foamex Intl Inc               Com              344123104    8458  1017536 Sh       Defined 2,**     1017536   0   0
Insignia Finl Group Inc New   Com              45767A105   14489  1667821 Sh       Defined **       1667821   0   0
Koger Equity Inc              Com              500228101   96757  5733771 Sh       Defined 3,4,**   5733771   0   0
MAI Systems Corp              Com              552620205      69    84596 Sh       Defined 2,**       84596   0   0
MAI Systems Corp              Com              552620205      29    36255 Sh       Defined            36255   0   0
Mack Cali Rlty Corp           Com              554489104   15285   586493 Sh       Defined 3,4,**    586493   0   0
Multigraphics Inc             Com              625440102     844   750000 Sh       Defined 2,**      750000   0   0
Multigraphics Inc             Com              625440102     270   240164 Sh       Defined           240164   0   0
Nexthealth Inc                Com              65333G105     892   570575 Sh       Defined 3,4,**    570575   0   0
Samsonite Corp New            Com              79604V105   34561  5945901 Sh       Defined 1        5945901   0   0
Samsonite Corp New            Com              79604V105   34556  5945189 Sh       Defined 2,**     5945189   0   0
United Auto Group Inc         Com              909440109   16478  1843656 Sh       Defined 2,**     1843656   0   0
Vail Resorts Inc              Com              91879Q109  133447  7439542 Sh       Defined 1        7439542   0   0

